Commitments and Contingencies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Capital Addition Purchase Commitments [Member] USD ($)	Dec. 31, 2013 Capital Addition Purchase Commitments [Member] CNY
Long-term Purchase Commitment [Line Items]
Rental expenses	$ 1,706	10,330	8,986	6,232
Commitments to purchase certain medical equipment						3,478	21,054
Purchase commitments period						1 year	1 year
Unrecognized tax positions	19,339	117,074
Accrued unrecognized tax benefits and surcharges, current portion	8,153	49,355	31,591
Accrued unrecognized tax benefits and surcharges, non-current portion	$ 11,186	67,719	67,719	16,293	$ 17,259